JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Automobiles & Parts — 0.4%
BorgWarner, Inc.	14,670	695,505
Gentex Corp.	35,130	808,341
		1,503,846
Banks — 2.5%
Citizens Financial Group, Inc.	10,014	630,682
Comerica, Inc.	4,604	408,237
Fifth Third Bancorp	16,486	827,927
First Citizens BancShares, Inc., Class A	768	1,589,430
FNB Corp.	19,170	336,434
Huntington Bancshares, Inc.	85,088	1,487,338
KeyCorp	21,735	467,737
M&T Bank Corp.	6,365	1,410,293
Popular, Inc. (Puerto Rico)	12,204	1,629,600
Prosperity Bancshares, Inc.	3,307	228,216
Regions Financial Corp.	26,674	760,209
Zions Bancorp NA	6,596	395,166
		10,171,269
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A *	5,990	1,279,584
Brown-Forman Corp., Class B (a)	38,198	1,045,479
Celsius Holdings, Inc. *	37,101	1,947,060
Coca-Cola Consolidated, Inc.	9,309	1,415,527
Constellation Brands, Inc., Class A	3,181	498,463
Molson Coors Beverage Co., Class B	34,574	1,660,935
		7,847,048
Chemicals — 3.6%
Albemarle Corp.	6,945	1,185,025
Ashland, Inc.	87	5,321
Celanese Corp.	14,795	657,490
CF Industries Holdings, Inc.	20,039	1,868,236
Eastman Chemical Co.	16,951	1,175,043
Element Solutions, Inc.	58,061	1,689,575
Huntsman Corp.	44,219	478,450
International Flavors & Fragrances, Inc.	19,379	1,352,848
LyondellBasell Industries NV, Class A	17,081	836,969
Mosaic Co. (The)	54,717	1,504,718
NewMarket Corp.	2,041	1,369,082
Olin Corp.	46,929	976,592
Scotts Miracle-Gro Co. (The)	23,967	1,539,161
		14,638,510
Construction & Materials — 2.7%
A O Smith Corp. (a)	13,683	1,005,564
Acuity, Inc.	1,052	325,321
Builders FirstSource, Inc. *	7,182	821,621
Carlisle Cos., Inc.	3,714	1,266,066
Eagle Materials, Inc.	2,852	581,266

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
EMCOR Group, Inc.	2,451	1,766,509
Fortune Brands Innovations, Inc.	14,994	811,175
Louisiana-Pacific Corp.	9,273	776,521
Masco Corp.	14,993	990,887
Owens Corning	7,933	950,691
Quanta Services, Inc.	3,410	1,618,488
		10,914,109
Consumer Services — 0.4%
H&R Block, Inc.	21,556	850,384
Service Corp. International	7,257	583,681
		1,434,065
Electricity — 7.4%
Alliant Energy Corp.	23,874	1,573,535
Brookfield Renewable Corp. (Canada) (a)	38,366	1,597,560
Clearway Energy, Inc., Class C	45,899	1,659,249
CMS Energy Corp.	21,790	1,557,767
Consolidated Edison, Inc.	14,948	1,593,905
DTE Energy Co.	11,866	1,594,553
Edison International	21,685	1,350,542
Entergy Corp.	16,635	1,595,130
Evergy, Inc.	21,340	1,637,418
Exelon Corp.	35,769	1,601,736
FirstEnergy Corp.	34,844	1,649,515
IDACORP, Inc.	11,524	1,530,272
NRG Energy, Inc.	9,613	1,467,232
OGE Energy Corp.	36,025	1,573,572
Pinnacle West Capital Corp.	17,092	1,599,127
PPL Corp.	46,207	1,675,004
Public Service Enterprise Group, Inc.	19,447	1,601,655
Talen Energy Corp. *	4,413	1,537,313
Vistra Corp.	8,899	1,409,157
		29,804,242
Electronic & Electrical Equipment — 1.3%
AMETEK, Inc.	7,845	1,757,123
Crane Co.	1,233	225,195
Crane NXT Co.	6,823	344,698
Hubbell, Inc.	3,488	1,701,935
IDEX Corp.	848	168,371
nVent Electric plc	9,909	1,112,384
		5,309,706
Finance & Credit Services — 1.0%
MGIC Investment Corp.	54,832	1,476,077
OneMain Holdings, Inc.	24,162	1,583,578
SLM Corp.	28,563	775,485
		3,835,140

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — 7.1%
Archer-Daniels-Midland Co.	26,445	1,780,013
Bunge Global SA	12,539	1,427,941
Campbell's Co. (The) (a)	39,236	1,097,823
Conagra Brands, Inc.	68,137	1,261,216
Corteva, Inc.	23,651	1,721,793
Darling Ingredients, Inc. *	32,686	1,492,443
Flowers Foods, Inc.	107,689	1,230,885
General Mills, Inc.	28,832	1,333,768
Hershey Co. (The)	8,561	1,667,255
Hormel Foods Corp.	47,723	1,174,463
Ingredion, Inc.	11,989	1,415,901
J M Smucker Co. (The)	14,349	1,504,636
Kraft Heinz Co. (The) (a)	64,195	1,523,989
Lamb Weston Holdings, Inc.	17,808	817,922
McCormick & Co., Inc. (Non-Voting)	15,828	978,645
Pilgrim's Pride Corp.	39,287	1,703,877
Post Holdings, Inc. *	14,312	1,464,261
Seaboard Corp.	143	726,766
Smithfield Foods, Inc.	21,164	505,820
Tyson Foods, Inc., Class A	27,427	1,791,806
US Foods Holding Corp. *	20,786	1,738,125
		28,359,348
Gas, Water & Multi-utilities — 2.7%
Ameren Corp.	11,688	1,207,137
Atmos Energy Corp.	9,142	1,520,680
MDU Resources Group, Inc.	81,066	1,662,664
National Fuel Gas Co.	19,092	1,598,955
NiSource, Inc.	37,241	1,649,404
UGI Corp.	41,649	1,670,541
WEC Energy Group, Inc.	14,817	1,639,797
		10,949,178
General Industrials — 1.1%
AptarGroup, Inc.	385	48,106
ITT, Inc.	4,400	802,120
Packaging Corp. of America	6,994	1,556,515
RPM International, Inc.	12,381	1,324,272
Valmont Industries, Inc.	1,342	597,941
		4,328,954
Health Care Providers — 2.2%
Chemed Corp.	2,440	1,042,222
DaVita, Inc. *	10,294	1,125,546
Doximity, Inc., Class A *	23,661	886,578
Encompass Health Corp.	12,346	1,167,067
IQVIA Holdings, Inc. *	4,816	1,108,402
Tenet Healthcare Corp. *	7,455	1,411,082

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Universal Health Services, Inc., Class B	6,773	1,363,134
Veeva Systems, Inc., Class A *	3,878	790,802
		8,894,833
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	7,140	1,062,718
NVR, Inc. *	100	763,573
PulteGroup, Inc.	10,272	1,284,924
Toll Brothers, Inc.	9,576	1,383,636
		4,494,851
Industrial Engineering — 1.5%
Cummins, Inc.	3,074	1,779,293
Graco, Inc.	15,137	1,321,914
Lincoln Electric Holdings, Inc.	5,495	1,458,098
Snap-on, Inc.	4,409	1,614,179
		6,173,484
Industrial Materials — 1.0%
Avery Dennison Corp.	6,676	1,238,465
Hexcel Corp.	20,372	1,687,005
International Paper Co.	30,784	1,241,211
		4,166,681
Industrial Metals & Mining — 3.8%
Alcoa Corp.	34,809	1,977,499
Carpenter Technology Corp.	5,082	1,615,212
Fastenal Co.	37,620	1,631,203
Mueller Industries, Inc.	13,747	1,871,517
Nucor Corp.	8,341	1,482,363
RBC Bearings, Inc. *	3,523	1,760,337
Reliance, Inc.	4,638	1,528,221
Steel Dynamics, Inc.	9,468	1,700,169
Timken Co. (The)	18,750	1,747,312
		15,313,833
Industrial Support Services — 1.9%
ADT, Inc.	98,224	785,792
Booz Allen Hamilton Holding Corp.	3,428	303,104
Core & Main, Inc., Class A *	22,331	1,191,582
Genpact Ltd.	9,607	423,669
MSC Industrial Direct Co., Inc., Class A	15,477	1,305,330
Paychex, Inc.	7,647	788,635
Synchrony Financial	19,476	1,414,542
Western Union Co. (The) (a)	11,976	112,215
WW Grainger, Inc.	1,395	1,506,516
		7,831,385
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	13,523	1,469,950
CH Robinson Worldwide, Inc.	7,477	1,457,641

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Landstar System, Inc.	3,658	546,359
Ryder System, Inc.	6,550	1,252,884
		4,726,834
Investment Banking & Brokerage Services — 1.5%
Ameriprise Financial, Inc.	2,997	1,579,988
Bank of New York Mellon Corp. (The)	12,754	1,529,460
Jefferies Financial Group, Inc.	21,953	1,343,085
Principal Financial Group, Inc.	2,564	242,862
State Street Corp.	8,697	1,138,089
Virtu Financial, Inc., Class A	5,373	223,033
		6,056,517
Leisure Goods — 0.6%
Garmin Ltd.	6,306	1,271,542
Harley-Davidson, Inc. (a)	2,450	48,510
Pool Corp.	1,337	339,718
Thor Industries, Inc.	5,434	607,902
		2,267,672
Life Insurance — 0.6%
Primerica, Inc.	3,143	826,735
Unum Group	18,439	1,400,811
		2,227,546
Media — 1.0%
Fox Corp., Class A	22,818	1,660,694
Liberty Live Holdings, Inc., Class A *	1,262	101,515
Nexstar Media Group, Inc.	7,562	1,606,018
Omnicom Group, Inc.	10,353	797,595
		4,165,822
Medical Equipment & Services — 4.7%
Agilent Technologies, Inc.	8,318	1,113,364
Bio-Techne Corp.	3,084	197,654
Cooper Cos., Inc. (The) *	6,843	556,883
Envista Holdings Corp. *	10,534	247,233
GE HealthCare Technologies, Inc.	6,303	497,748
Globus Medical, Inc., Class A *	17,151	1,555,253
Henry Schein, Inc. *	17,310	1,306,559
Hologic, Inc. *	15,957	1,195,658
Insulet Corp. *	707	180,858
Labcorp Holdings, Inc.	5,799	1,574,544
Penumbra, Inc. *	4,110	1,472,079
QIAGEN NV	23,383	1,254,966
Quest Diagnostics, Inc.	8,465	1,583,209
ResMed, Inc.	5,611	1,449,377
Revvity, Inc. (a)	12,474	1,357,171
STERIS plc	5,426	1,424,868

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Waters Corp. *	3,293	1,220,781
West Pharmaceutical Services, Inc.	3,045	703,760
		18,891,965
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	21,709	499,524
Rithm Capital Corp.	121,984	1,334,505
Starwood Property Trust, Inc.	44,113	790,946
		2,624,975
Non-life Insurance — 2.4%
American Financial Group, Inc.	5,210	678,707
Assured Guaranty Ltd.	7,231	613,550
Axis Capital Holdings Ltd.	12,927	1,333,808
CNA Financial Corp. (a)	245	11,726
Everest Group Ltd.	1,937	641,689
Fidelity National Financial, Inc.	11,624	632,229
Hartford Insurance Group, Inc. (The)	12,098	1,633,956
Loews Corp.	12,767	1,347,812
Old Republic International Corp.	36,371	1,424,652
Reinsurance Group of America, Inc.	7,501	1,520,828
		9,838,957
Non-Renewable Energy — 7.1%
Antero Midstream Corp.	84,437	1,589,104
Antero Resources Corp. *	35,403	1,287,607
APA Corp.	57,699	1,523,831
Baker Hughes Co., Class A	29,215	1,637,209
Cheniere Energy, Inc.	6,534	1,382,072
Chord Energy Corp.	4,026	403,566
Coterra Energy, Inc.	50,154	1,446,943
Devon Energy Corp.	26,195	1,053,301
Diamondback Energy, Inc.	893	146,407
DT Midstream, Inc.	12,861	1,620,743
EQT Corp.	25,538	1,474,309
Expand Energy Corp.	12,104	1,360,611
Halliburton Co.	30,470	1,021,354
HF Sinclair Corp.	25,622	1,332,088
Kinder Morgan, Inc.	54,057	1,648,198
Matador Resources Co.	17,668	799,300
NOV, Inc.	35,819	657,279
ONEOK, Inc.	16,132	1,277,493
Ovintiv, Inc.	27,195	1,182,167
Permian Resources Corp., Class A	104,777	1,690,053
Range Resources Corp.	33,481	1,267,256
Targa Resources Corp.	1,624	326,391
TechnipFMC plc (United Kingdom)	33,960	1,892,251
Viper Energy, Inc.	11,936	505,370
		28,524,903

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — 3.4%
Albertsons Cos., Inc., Class A	90,680	1,509,822
Casey's General Stores, Inc.	2,758	1,672,727
Cencora, Inc.	4,622	1,660,315
Church & Dwight Co., Inc.	13,234	1,273,772
Kenvue, Inc.	72,749	1,265,833
Kroger Co. (The)	24,901	1,565,028
Performance Food Group Co. *	15,629	1,491,788
Reynolds Consumer Products, Inc.	43,749	1,013,664
Sprouts Farmers Market, Inc. *	10,845	769,019
Sysco Corp.	16,127	1,352,249
		13,574,217
Personal Goods — 0.5%
Crocs, Inc. * (a)	7,849	658,688
Ralph Lauren Corp.	4,245	1,500,226
		2,158,914
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.2%
Biogen, Inc. *	1,014	182,408
Cardinal Health, Inc.	7,884	1,694,114
Elanco Animal Health, Inc. *	46,438	1,118,227
Exelixis, Inc. *	35,156	1,454,052
Halozyme Therapeutics, Inc. *	22,714	1,628,821
Incyte Corp. *	15,252	1,526,268
Jazz Pharmaceuticals plc *	9,209	1,514,788
Medpace Holdings, Inc. *	2,851	1,660,651
Neurocrine Biosciences, Inc. *	7,467	1,015,960
Organon & Co.	30,918	264,040
Perrigo Co. plc	17,847	253,606
Royalty Pharma plc, Class A	39,352	1,640,191
United Therapeutics Corp. *	3,198	1,501,429
Viatris, Inc.	114,270	1,495,794
		16,950,349
Precious Metals & Mining — 0.9%
Anglogold Ashanti plc (Australia)	19,005	1,764,995
Royal Gold, Inc.	7,749	2,040,389
		3,805,384
Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A *	9,547	1,626,140
Jones Lang LaSalle, Inc. *	4,772	1,707,947
		3,334,087
Real Estate Investment Trusts — 9.5%
American Homes 4 Rent, Class A	31,332	981,318
AvalonBay Communities, Inc.	7,121	1,265,188
Brixmor Property Group, Inc.	56,536	1,514,599
Camden Property Trust	10,221	1,114,600
Cousins Properties, Inc.	32,984	832,516

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
CubeSmart	27,198	1,020,741
EastGroup Properties, Inc.	5,337	969,413
EPR Properties	29,449	1,597,314
Equity Residential	16,443	1,024,728
Essex Property Trust, Inc.	4,310	1,085,560
Federal Realty Investment Trust	6,592	666,847
First Industrial Realty Trust, Inc.	17,610	1,021,908
Gaming and Leisure Properties, Inc.	33,282	1,489,369
Highwoods Properties, Inc.	38,519	995,716
Host Hotels & Resorts, Inc.	90,510	1,677,150
Kilroy Realty Corp.	38,215	1,317,653
Kimco Realty Corp.	60,958	1,284,995
Lamar Advertising Co., Class A	11,768	1,509,952
Mid-America Apartment Communities, Inc.	6,742	905,451
National Storage Affiliates Trust (a)	14,326	455,710
NNN REIT, Inc.	29,222	1,217,681
Omega Healthcare Investors, Inc.	34,205	1,500,915
Park Hotels & Resorts, Inc. (a)	88,774	970,300
Rayonier, Inc.	35,095	798,060
Regency Centers Corp.	21,800	1,588,566
Rexford Industrial Realty, Inc.	16,751	678,918
Simon Property Group, Inc.	8,542	1,634,170
STAG Industrial, Inc.	29,518	1,107,220
Sun Communities, Inc.	5,899	751,710
UDR, Inc.	27,972	1,039,160
VICI Properties, Inc., Class A	48,121	1,351,238
Vornado Realty Trust	33,356	1,063,389
WP Carey, Inc.	23,127	1,613,108
		38,045,163
Retailers — 3.1%
AutoNation, Inc. *	6,692	1,371,726
Best Buy Co., Inc.	13,913	905,736
Dick's Sporting Goods, Inc.	6,006	1,213,212
Dillard's, Inc., Class A	990	601,484
Macy's, Inc.	61,692	1,235,074
Penske Automotive Group, Inc.	7,855	1,231,586
Ross Stores, Inc.	8,818	1,663,516
Tapestry, Inc.	13,446	1,706,432
Tractor Supply Co.	22,173	1,128,162
Williams-Sonoma, Inc.	7,684	1,572,531
		12,629,459
Software & Computer Services — 4.4%
Akamai Technologies, Inc. *	4,971	482,933
Amdocs Ltd.	12,867	1,054,322
CACI International, Inc., Class A *	2,623	1,627,781
Cognizant Technology Solutions Corp., Class A	10,855	890,761
Concentrix Corp.	5,406	201,914

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Docusign, Inc. *	3,615	189,932
Dolby Laboratories, Inc., Class A	10,826	694,921
F5, Inc. *	4,696	1,294,265
Gartner, Inc. *	3,138	657,756
Gen Digital, Inc.	49,895	1,196,981
GoDaddy, Inc., Class A *	8,583	862,763
Hewlett Packard Enterprise Co.	62,109	1,336,586
Leidos Holdings, Inc.	8,373	1,576,468
Manhattan Associates, Inc. *	912	137,721
Match Group, Inc.	10,582	329,629
Paycom Software, Inc.	654	88,127
Pegasystems, Inc.	13,585	593,529
Science Applications International Corp.	8,283	842,878
SS&C Technologies Holdings, Inc.	17,028	1,394,423
Tyler Technologies, Inc. *	2,518	930,149
VeriSign, Inc.	4,663	1,138,845
		17,522,684
Technology Hardware & Equipment — 4.3%
Avnet, Inc.	18,461	1,151,782
Cirrus Logic, Inc. *	10,092	1,315,391
Corning, Inc.	14,661	1,513,748
HP, Inc.	30,426	591,481
Jabil, Inc.	7,076	1,678,356
Microchip Technology, Inc.	9,903	751,836
Monolithic Power Systems, Inc.	1,627	1,828,992
NetApp, Inc.	9,815	945,675
ON Semiconductor Corp. *	11,728	702,390
Qorvo, Inc. *	6,053	472,800
Skyworks Solutions, Inc.	9,113	508,141
TD SYNNEX Corp.	10,097	1,602,091
Teradyne, Inc.	7,791	1,878,021
Western Digital Corp.	9,276	2,321,134
		17,261,838
Telecommunications Equipment — 1.3%
Ciena Corp. *	7,752	1,952,031
Lumentum Holdings, Inc. *	4,717	1,848,309
Ubiquiti, Inc. (a)	2,704	1,491,040
		5,291,380
Telecommunications Service Providers — 1.7%
Charter Communications, Inc., Class A * (a)	5,670	1,168,700
GCI Liberty, Inc., Class C *	10,685	395,238
GCI Liberty, Inc. Escrow ‡ *	7,824	—
Iridium Communications, Inc. (a)	56,483	1,125,141
Liberty Broadband Corp., Class C *	11,853	570,248
Liberty Global Ltd., Class C (Belgium) *	70,833	784,830

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Millicom International Cellular SA (Guatemala)	23,366	1,426,027
Roku, Inc. *	12,489	1,188,953
		6,659,137
Travel & Leisure — 2.1%
Boyd Gaming Corp.	15,949	1,348,329
Darden Restaurants, Inc.	6,249	1,245,738
Expedia Group, Inc.	4,538	1,201,844
MGM Resorts International *	27,358	917,587
Texas Roadhouse, Inc.	8,779	1,578,991
Travel + Leisure Co.	5,269	366,406
United Airlines Holdings, Inc. *	14,063	1,438,926
Wendy's Co. (The) (a)	29,607	230,639
		8,328,460
Waste & Disposal Services — 0.1%
Clean Harbors, Inc. *	1,531	397,922
Total Common Stocks (Cost $347,961,709)		401,254,667
Short-Term Investments — 3.0%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $344,172)	344,172	344,172
Investment of Cash Collateral from Securities Loaned — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $11,606,398)	11,606,398	11,606,398
Total Short-Term Investments (Cost $11,950,570)		11,950,570
Total Investments — 102.8% (Cost $359,912,279)		413,205,237
Liabilities in Excess of Other Assets — (2.8)%		(11,189,193)
NET ASSETS — 100.0%		402,016,044

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $11,545,453.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	03/20/2026	USD	344,910	7,678

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$413,205,237	$—	$— (b)	$413,205,237

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,678	$—	$—	$7,678

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$2,009,848	$36,877,902	$27,281,352	$—	$—	$11,606,398	11,606,398	$107,716	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	683,663	5,549,234	5,888,725	—	—	344,172	344,172	8,733	—
Total	$2,693,511	$42,427,136	$33,170,077	$—	$—	$11,950,570		$116,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.